PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Feb. 29, 2020
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

6. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following (in thousands):

	February 29, 2020	February 28, 2019
Prepaid software and hardware license and maintenance fees	$3,346	$3,095
Deferred commissions	3,678	—
Other prepaid expenses and other current assets	5,578	4,567
	$12,602	$7,662

Amortization of software licenses held under capital leases is included in cost of revenue and operating expenses. Prepaid maintenance, services, and insurance are expensed over the term of the underlying agreements.